Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Revenue:
Total revenues	$ 4,419,348	$ 5,682,839	$ 4,042,774	$ 6,089,596
Cost of revenue:
Total cost of revenues	(2,466,901)	(3,172,188)	(2,989,224)	(3,216,975)
Gross profit	1,952,447	2,510,651	1,053,550	2,872,621
Operating expenses:
Selling and marketing expenses	(811,238)	(1,043,171)	(984,369)	(713,503)
General and administrative expense	(5,866,266)	(7,543,431)	(8,447,549)	(2,644,245)
Depreciation and amortization expenses	(332,275)	(427,273)	(277,951)	(288,766)
Research and development expenses	(751,492)	(966,343)	(30,621)	(576,556)
Total operating expenses	(7,761,271)	(9,980,218)	(9,740,490)	(4,223,070)
Income (Loss) from operations	(5,808,824)	(7,469,567)	(8,686,940)	(1,350,449)
Other income (expenses):
Other income	2,477,145	3,185,361	266,158	100,288
Interest expense	(18,397)	(23,657)	(34,902)	(36,616)
Other expense, net	(36,139)	(46,471)	(22,611)	(20,916)
Total other income (expense), net	2,422,609	3,115,233	208,645	42,756
Income (loss) before tax expense	(3,386,215)	(4,354,334)	(8,478,295)	(1,307,693)
Income tax expense	(90,909)	(116,900)	(169,304)
Net income (loss)	(3,477,124)	(4,471,234)	(8,647,599)	(1,307,693)
Other comprehensive income (loss):
Foreign currency translation, net of income tax	(466,211)	(599,501)	64,928	(37,247)
Total comprehensive income (loss)	$ (3,943,335)	$ (5,070,735)	$ (8,582,671)	$ (1,344,940)
Net income (loss) per share attributable to ordinary shareholders
Basic | (per share)	$ (0.60)	$ (0.77)	$ (1.62)	$ (0.26)
Diluted | (per share)	$ (0.60)	$ (0.77)	$ (1.62)	$ (0.26)
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic	5,839,755	5,839,755	5,350,587	5,000,000
Diluted	5,839,755	5,839,755	5,350,587	5,000,000
Packaged Subscription License Software and Hardware for Solution [Member]
Revenue:
Total revenues	$ 2,106,721	$ 2,709,033	$ 1,525,686	$ 2,129,993
Cost of revenue:
Total cost of revenues	(1,447,276)	(1,861,052)	(1,239,419)	(1,279,787)
No-Code Platform and Mobile Application [Member]
Revenue:
Total revenues	412,566	530,518	324,217	201,632
Cost of revenue:
Total cost of revenues	(199,879)	(257,024)	(24,950)	(52,918)
Services and License Support [Member]
Revenue:
Total revenues	1,900,061	2,443,288	2,192,871	3,757,971
Cost of revenue:
Total cost of revenues	$ (819,746)	$ (1,054,112)	$ (1,724,855)	$ (1,884,270)